Share-Based Payments - Option Program (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments shares	Dec. 31, 2022 EquityInstruments shares
Share-Based Payments
Beginning balance	3,952,166	2,289,000
Change | shares	2,146,564	1,663,166
End balance	6,098,730	3,952,166
CEO
Share-Based Payments
Beginning balance	591,000	296,000
Change | shares	250,000	295,000
End balance	841,000	591,000
Other executive management
Share-Based Payments
Beginning balance	1,055,000	535,000
Change | shares	80,000	520,000
End balance	1,135,000	1,055,000
Other employees and consultants
Share-Based Payments
Beginning balance	2,306,166	1,458,000
Change | shares	1,816,564	848,166
End balance	4,122,730	2,306,166